Other operating expenses (Tables)	12 Months Ended
Mar. 31, 2019
Other operating expenses
Schedule of other operating expenses

	March 31,
	2017	2018	2019
Commission	746,959	894,504	936,557
Communication	213,034	283,091	331,520
Legal and professional fees	203,449	308,625	336,183
Outsourcing fees	33,888	40,242	126,753
Payment gateway and other charges	535,058	743,018	985,488
Advances provision/ written-off (refer to Note 21)	12,047	9,165	10,299
Trade and other receivables written-off (refer to Note 26)	80,193	125,193	304,663
Duties and taxes	12,963	95,413	(29,595)
Rent	148,738	178,650	193,348
Repairs and maintenance	80,418	91,154	91,282
Travelling and conveyance	112,216	138,242	119,108
Insurance	12,067	39,117	42,791
Remeasurement of contingent consideration (refer to Note 43)	—	294,344	485,282
Corporate social responsibility (CSR) expense	—	10,245	1,564
Miscellaneous expenses	26,857	34,527	40,562
Total	2,217,887	3,285,530	3,975,805